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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM 10-K

(Mark One)

[X]  Annual Report pursuant to section 13 or 15(d) of the Securities Exchange
     Act of 1934

     For the fiscal year ended March 31, 1996

                                       OR

[ ]  Transition Report pursuant to Section 13 or 15(d) of the Securities
     Exchange Act of 1934

     For the transition period from             to

                           Commission file Number: 0-26156

                                   NOVADIGM, INC.
               (Exact name of registrant as specified in its charter)

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
                  DELAWARE                                        22-3160347
      (State or other jurisdiction of                (I.R.S. Employer Identification No.)
        incorporation or organization)
185 BERRY STREET, SUITE 3515, SAN FRANCISCO, CA                     94107
  (Address of principal executive offices)                        (Zip Code)

                                 (415) 541-8420
               Registrant's telephone number, including area code

          Securities registered pursuant to Section 12(b) of the Act:
                                      NONE

          Securities registered pursuant to Section 12(g) of the Act:
                         COMMON STOCK, $.001 PAR VALUE
                                (Title of class)

     Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. /X/ Yes / / No

     Indicate by check mark if disclosure of delinquent filers pursuant to Item
405 of Regulation S-K (section 229.405 of this chapter) is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10K. [ ]

     The aggregate market value of the voting stock held by non-affiliates of the registrant, based upon the closing price of the Common Stock on May 31, 1996, as reported on Nasdaq National Market was approximately $132,745,914
Shares of Common Stock held by each executive officer and director and by each person who owns 5% or more of the outstanding Common Stock have been excluded in that such persons may be deemed to be affiliates. This determination of affiliates status is not necessarily a conclusive determination for other purposes.

     On May 31, 1996, there were 17,445,946 shares of the registrant's Common
Stock outstanding.

                      DOCUMENTS INCORPORATED BY REFERENCE

     The registrant has incorporated by reference into Part III of this Form
10-K portions of its Proxy Statement for the Annual Meeting of Stockholders to
be held September 13, 1996.
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                               TABLE OF CONTENTS

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PART I
  Item 1.  Business....................................................................    3
  Item 2.  Properties..................................................................   11
  Item 3.  Legal Proceedings...........................................................   12
  Item 4.  Submission of Matters to a Vote of Securities Holders.......................   12
PART II
  Item 5.  Market for the Registrant's Common Stock and Related Stockholder Matters....   14
  Item 6.  Selected Financial Data.....................................................   15
  Item 7.  Management's Discussion and Analysis of Financial Condition and
           Results of Operations.......................................................   16
  Item 8.  Financial Statements and Supplementary Data.................................   21
  Item 9.  Changes in and Disagreements with Accountants on Accounting and
           Financial Disclosure........................................................   21
PART III
  Item 10. Directors and Executive Officers of the Registrant..........................   21
  Item 11. Executive Compensation......................................................   21
  Item 12. Security Ownership of Certain Beneficial Owners and Management..............   21
  Item 13. Certain Relationships and Related Transactions..............................   21
PART IV
  Item 14. Exhibits, Financial Statement Schedules, and Reports on Form 8-K............   22
SIGNATURES.............................................................................   24
POWER OF ATTORNEY......................................................................   25
SIGNATURES.............................................................................   25

     "Novadigm" and "Novadigm Enterprise Desktop Manager" are registered trademarks of Novadigm, Inc., and "Enterprise Desktop Manager", "EDM: Manager,"
"EDM: Administrator," "EDM: Server," "EDM: Client" and "Cybervalet" are trademarks of Novadigm, Inc. This filing also includes trademarks of companies other than Novadigm Inc.

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                                     PART I

     This report includes a number of forward-looking statements which reflect the Company's current views with respect to future events and financial performance. These forward looking statements are subject to certain risks and uncertainties, including those discussed below, that could cause actual results to differ materially from historical results or those anticipated. In this report, the words "anticipates", believes", "expects", "intends", "future" and similar expressions identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date hereof.

ITEM 1.  BUSINESS

     Novadigm, Inc. ("Novadigm" or the "Company") is a provider of automated software management solutions that reduce the cost and complexity of managing enterprise client/server and internet computing environments. The Company's products, collectively known as Enterprise Desktop Manager(TM) ("EDM"), automate the "continuous configuration" of distributed software across thousands of desktops and servers for medium and large organizations in the financial services, government, transportation, telecommunications, healthcare, utilities and other industries. The Company's solutions are highly scaleable and interoperable, and therefore uniquely suitable for managing rapidly changing business software across large distributed corporate and public networks.
Novadigm's patented technologies for software management allow for high levels of automation in managing distributed software configurations, ensuring that the right software is available to the right users at the right time without manual intervention. Through Novadigm's professional services organization and network of certified service partners, the Company provides customers with project management, systems implementation and training services.

BACKGROUND

     As data, networking, personal computing devices and software development technologies have evolved over the last decade, the application of those technologies to the information needs of medium and large enterprises have changed significantly. In less than a decade, the core computing assets of these organizations have moved out of the back office onto thousands of desktops and into millions of homes. The data that fuels core information systems is now distributed to users across lines of business and departments worldwide. More computing power resides on user desktops than in data centers. And, the software that runs the day to day operations of many businesses is now increasingly being distributed to field operations and virtual offices to improve customer services and time-to-market for new products.

     This rapid evolution of distributed information technology ("IT") assets has fundamentally altered the software management landscape. Today, there exists a growing demand for automating the management of distributed software that, much like distributed data management in the 1980s and distributed network/systems management in the early 1990s, require new technologies and approaches to reduce the cost and complexity of administration and increase the reliability, serviceability and availability of managing this strategic IT asset. To support these emerging needs, software management solutions have evolved rapidly from host-centric tools that address only the datacenter model of computing to distributed, object-based management environments that are capable of addressing the unique scale and dynamic nature of the new models of client/server and internet computing.

     The relatively standardized information technology of the 1980's was characterized by centralized mainframe data centers supporting business-critical, transaction-based applications (the "datacenter model").
However, as a result of the increasing power and declining cost of computing and networking technologies, the datacenter model gave way to a new enterprise-wide computing model characterized by widely distributed, heterogeneous infrastructures supporting desktop, workgroup and client/server applications deployed across PCs, departmental and enterprise servers (the "client/server model"). As processing power increasingly moved to the individual, large-scale networks that support information retrieval from distributed databases and business-to-business or business-to-consumer applications have increasingly become a focal point of

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computing, providing far ranging access through PCs to information residing on thousands of servers (the "internet model").

     These shifts in corporate computing are precipitating corresponding shifts in the management software that enables IT administrators and IT service providers to control the operational characteristics of their network computing environments. In the datacenter model, management software focused on managing the data and related network equipment with the principal goals of efficiency, reliability, availability and serviceability. In contrast, the client/server and internet models present many challenges that datacenter management software was not intended to address. These challenges include the distributed nature of the environments, which may include thousands of users deployed across widely dispersed geographical locations; a heterogeneous computing environment involving multiple platforms, network protocols, applications, systems software and databases that may vary significantly within a particular location or user group; and the high rate of change to contents and configurations that are inherent within distributed computing environments.

     As organizations move their business-critical applications from mainframes with a single shared copy of systems software and application programs to distributed environments with different copies of the systems software and application programs on each desktop, software deployment and change management have emerged as new and critical needs. To meet these needs, information management professionals must focus on a new class of "software management" capabilities that automate the process of installing applications on distributed servers and desktops based on current user configuration requirements, available versions and enterprise policies for access. Once client/server or internet-based applications are installed, this "configuration" process must be complemented with an equally automated "change" process to adjust user contents based on changes in software versions, desktop environments and access or licensing policies.

     In response to these new software management needs, many vendors have responded by introducing an assortment of electronic software distribution
("ESD") products to market. Typically provided as a component of a suite of systems management solutions, these products are generally based on point-to-point file transfer technology together with an automated central scheduling program that directs the file transfer "events" to the proper user or workgroup, and a procedural "scripting" language to perform installation procedures when the file arrives at the identified destination. The implementation of these ESD products is typically dependent upon an IT administrator who must create or modify lists of specific users and corresponding lists of files to be sent to such users, and who must script programs to control and customize the installation of the files once they reach their identified destination. In small, relatively simple networks with low rates of change, this "list/event" approach is a superior alternative to manual software installation. However, the time, complexity and cost of implementing the list/event approach increases dramatically in large distributed computing environments. Rather than automating the complex processes necessary for management of the distributed applications on client desktops and servers, typical ESD products simply automate the transportation events for individual components. As a result, the use of ESD products technology still requires an IT administrator to manually perform the configuration, change and policy activities needed to prepare the list and event input required for file transfer control and installation. These "semi-automated" activities become impracticable to perform properly when applied to the number of desktops, servers and applications required even by medium-sized distributed computing environments.

     More recently, systems management vendors who specialize in other more traditional systems management activities have attempted to solve the software management problem by including conventional ESD technologies in their product
"suites." However, these suites, which were typically designed to automate and integrate "event-oriented" systems management processes such as alert handling, problem tracking, and performance monitoring continue to rely on conventional
ESD technologies and therefore remain subject to the limitations inherent in a list/event-based solution. These limitations principally include a high level of manual configuration, change and policy activities by IT administrators, particularly in medium to large distributed computing environments, as well as the attendant costs and delays -- and ultimately, impracticability -- associated with this degree of manual intervention.

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     In view of these fundamental limitations of ESD products, the Company believes that the widespread adoption of the client/server and internet model in medium and large organizations requires software management technologies that effectively addresses process automation, scale, complexity and heterogeneity.
This technology must be highly adaptable to the customer's existing base of installed computing platforms, systems management tools and application development processes and must be scaleable to support large distributed computing environments. This technology must also be easily extensible to new platforms, management tools and development technologies to facilitate the orderly and timely adaptation of customer IT infrastructures and applications to dynamic business needs and IT opportunities.

THE NOVADIGM SOLUTION

     The Company offers an automated solution to software management for organizations with complex distributed computing environments. Novadigm's EDM manages the deployment and ongoing change management of distributed applications with an integrated suite of software applications that enable systems administrators to automatically deploy and synchronize software components residing on thousands of distributed desktops and servers. The suite includes configuration management, change management, version management, distribution management, security management and asset management applications. The Company's products are highly scaleable and are designed to allow IT professionals and IT service providers to effectively manage complex software configurations across large-scale public and private networks.

     The following are key attributes of the EDM solution that distinguish EDM from other software management products:

          Inherently object-oriented. EDM addresses the challenges of the client/server and internet models of computing through the use of object-oriented technology, a technique by which software "objects" -- collections of data and procedures for processing that data -- are used as building blocks to model real-world objects and systems. The use of object-oriented technology throughout the EDM infrastructure and applications allows all EDM activities to be controlled on a fully automated basis from a single integrated enterprise "object model" of an IT environment. This object model organizes and contains within the objects comprising the model all information concerning how activities are performed and objects are implemented. As a result, extremely large and complex configurations of software components can be automatically deployed and maintained across all EDM-supported "client" platforms simply by connecting related icons. This inherently object-oriented foundation of EDM differs fundamentally from the "object-based" technology used by many systems management vendors offering ESD products. This object-based approach typically confines the object orientation to a graphical user interface that is placed in front of non-object-oriented processes, thus failing to enable the efficiencies and automation that characterize EDM.

          Configuration and change automation. Software program versions specific to the individual client environment are automatically distributed and installed as dictated by administrative requirements. As program versions and client environments change, affected clients are reconfigured and adjusted to correspond to all of the changes, thus automating administrative processes while continuously verifying the accuracy of client configurations.

          Policy control and auditability. EDM's use of object technology for policy-based control allows customers to efficiently and concisely define and maintain policies controlling the deployment of software to authorized clients. For example, an IT administrator may implement an enterprise-wide policy permitting access to certain financial databases only to a selected workgroup within an organization's finance department. Changes to policies implemented within EDM or derived by EDM from external sources cause components to be automatically installed or de-installed on all affected clients. Administrative control over any EDM object can be distributed as appropriate to designated users across a customer's organization, thus ensuring that only authorized persons can change usage policies or application components.

          Scalability and performance. EDM's patented "distributed object differencing" technology automatically calculates the effects of policy, component and client environment changes upon each client

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     platform, and in connection with each calculation, automatically transports only the changed software components for each client. Object differencing eliminates the manual listing and scripting activities required by the ESD approach, where administrators must either calculate and program the effect of changes on each desktop, or assume that all changes must be sent to every desktop, with resulting impact on network traffic (as well as on reliability and auditability, since that assumption is usually incorrect).
     Once the object differencing process has calculated the precise changes needed by each desktop, EDM's distributed object transport allows transported components to be automatically "cached" at multiple locations and transported using a combination of network protocols simultaneously to further optimize network performance.

     The Company believes that its technology and products establish a new standard for software management and provide its customers with an effective means for managing enterprise client/server and internet computing environments.
The Company also believes that the technology embodied in the Company's EDM products provides significant improvements over the list/event approach used by many systems management vendors of ESD products. These improvements include the complete automation of the deployment and ongoing change management requirements of distributed software, enhanced scalability to support the high number of servers and desktops found in large organizations and significant reductions in cost through elimination of manual installation and administration procedures, with resulting high levels of enterprise-wide system reliability, availability, serviceability and auditability.

THE NOVADIGM STRATEGY

     The Company's objective is to be the leading provider of automated software management solutions to medium and large organizations that are implementing new software for the client/server and internet models of computing. Key components of the Company's strategy are to:

          Maintain Technology Leadership.  The Company has developed a unique
     "object differencing" technology for software management that the Company believes distinguishes its products from those of other vendors. The
     Company's products are object-oriented throughout and incorporate the patented technologies to enable a highly automated, scaleable infrastructure for managing the initial deployment and ongoing maintenance of enterprise applications. The Company plans to continue investing significant resources in research and development, both to enhance the features and functionality of its existing EDM product base and to develop new products.

          Focus on Software Management. The Company sells an integrated suite of software management products that enable system administrators to automatically deploy and synchronize software components that reside across large-scale private and public networks. The Company's software management suite includes configuration management, change management, version management, distribution management, security management and asset management. The Company intends to continue to concentrate on exploiting the product strengths of EDM in complex distributed environments and to develop enhancements and new applications that are responsive to the software management needs of medium and large organizations.

          Focus on Interoperability. The Company's products distribute software management services across more than a dozen enterprise computing platforms, including server platforms such as AIX, HP-UX, MVS, NCR, SUN, Novell, OS/2, NT, and Web servers; and desktop platforms such as Windows, Windows95, Windows NT, DOS, OS/2, AIX, SUN, HP-UX, NCR, Macintosh, Novell and internet desktops. Information between components is communicated through TCP/IP, SNA, IPX, and NetBIOS protocols. The Company's strategy is to continue to port its products to new platforms and protocols and to integrate them with systems management applications of other vendors.
     Because substantially all of the software code for EDM is common across all operating environments, the Company can typically complete a port of EDM to a new operating system platform within several months. The Company intends to continue porting EDM to major platforms used by its customers. See
     "Products."

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          Expand Multiple Channels of Distribution.  In order to penetrate the global market for software management, the Company has established multiple channels of distribution: a direct field sales organization of telemarketers, sales professionals, presentation specialists, account managers and field systems engineers, and indirect sales channels of OEMs,
     VARs, systems integrators, distributors and smaller resellers. The
     Company's strategy is to expand these channels of distribution, with particular emphasis on indirect channels both domestically and internationally, including distributors in key foreign markets.

PRODUCTS

     The Company's EDM solution includes a distributed, object-oriented management platform, a suite of software management applications, and a set of customer 'Adapters' for integrating development, applications management and network/systems management environments. Combined, the environment automates the management of distributed software across thousands of desktops and servers for organizations with heterogeneous platforms and diverse application requirements.

     The EDM Software Management Suite is comprised of six integrated applications: Configuration Management, Change Management, Version Management,
Distribution Management, Security Management and Asset Management.

          Configuration Management. Enables systems administrators to assign software and services to individual users or workgroups by "connecting" them as related objects. EDM automatically decides "who gets what" according to defined enterprise management policies, job functions, geographic differences and hardware configurations. This process replaces the need for manual desktop setup procedures.

          Change Management. Automates the process of identifying, packaging, delivering and controlling versions of configuration updates to the desktop. When an application component, management policy or client desktop environment changes, EDM uses "object differencing" technology to synchronize changes automatically at the object level, thereby ensuring that actual desktop contents conform to authorized configurations.

          Version Management. Integrates configuration and change management together with application development activities that generate new versions of software programs, providing the automatic deployment of new versions of programs without manual intervention.

          Distribution Management. Integrates the configuration and change management process by providing facilities to transport, install or de-install, activate, synchronize, present and execute new or changed applications on the desktop automatically according to authorized configurations. Object-oriented (as opposed to file-oriented) transport methods make the distribution process conceptually easier by permitting the encapsulation of files or application scripts into objects.

          Security Management. Ensures that enterprise security policies are taken into account when controlling sessions on, or distributing software applications to, client desktops. Using direct interfaces to existing enterprise security packages, EDM eliminates the need for manual, list-based security processes or third-party PC security alternatives.

          Asset Management. Provides facilities for auditors, license administrators or help-desk support personnel to audit desktop contents on a periodic or on-demand basis. Inventory reports can be generated by user, workgroup, department or enterprise-wide, eliminating the need for manual desktop inventory procedures.

     The EDM management platform is comprised of four integrated components:
EDM:Manager, EDM:Administrator, EDM:Server and EDM:Client.

     EDM:Manager is the central component of EDM. A multi-domain object repository and engine, EDM:Manager configures and synchronizes distributed objects -- application components, desktop configurations, policy relationships -- across the enterprise. Using EDM:Administrator, EDM:Manager's central

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database repository, stored on an enterprise server, is configured to automatically manage the transfer of objects to and from EDM:Server environments and EDM:Client desktops.

     EDM:Administrator is an object-oriented systems management facility that IT administrators use to configure EDM:Manager. EDM:Administrator's graphical user interface ("GUI") makes it easy to work with the objects stored on EDM:Manager's central repository. IT administrators drag and drop object icons to change desktop configurations, to distribute new versions of software applications or to establish or revise access policy relationships.

     EDM:Server is a multi-purpose, intermediate object server for coordinating the management of EDM:Client desktops. Residing on a local-area or department network, EDM:Server enables a multi-tiered distribution environment, accessing and staging distributed software configurations from the EDM:Manager on distributed platforms and using high-speed LAN communications to update
EDM:Client desktops.

     EDM:Client provides an object-oriented environment for configuring and changing distributed software components at the desktop. Operating as an extension of the PC operating environment, EDM:Client automatically discovers current desktop contents and synchronizes application versions with new or updated configurations residing on EDM:Server or EDM:Manager.

     EDM is distributed across 13 computing platforms:

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      COMPONENT                                 PLATFORMS
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
EDM:Manager...........  AIX, HP-UX, MVS, SUN, NCR, NT, OS/2
EDM:Administrator.....  Windows, Windows95, Windows NT, OS/2, AIX, HP-UX, SUN,
                        NCR, and Macintosh
EDM:Server............  Novell, AIX, HP-UX, SUN, NCR, NT, OS/2
EDM:Client............  Windows, Windows95, Windows NT, OS/2, DOS, AIX, HP-UX,
                        SUN, NCR, Macintosh, Novell, Internet

     Communication between components is supported through a variety of protocols, including TCP/IP, SNA, IPX, and NetBIOS.

     Extensions for EDM ("EDM Adapters") allow customers, systems integrators and independent software vendors ("ISVs") to incorporate development, systems management and desktop tools into the EDM environment. EDM Adapters are now available for products such as A+ESM (Amdahl), ClearCase (Atria), PVCS (Intersolv), AR System (Remedy), NetView, CID and TME (IBM), OpenView (HP), PowerBuilder (Powersoft), Developer/2000 (Oracle), New Era (Informix), NatSys (Nat Systems), ACF/2 and Top-Secret (Computer Associates), ARGIS (Janus Technologies), and SMS (Microsoft) as well as a wide variety of desktop tools from major PC vendors, including Microsoft Office and Lotus SmartSuite. With the EDM Adapters, these products are easily integrated as objects in the EDM:Manager central repository, automatically integrated into EDM's 'continuous configuration' process for deploying software, and managed enterprise-wide from an EDM:Administrator workstation using simple GUI "drag and drop" connections.

CUSTOMERS AND APPLICATIONS

     The Company's principal customers include medium to large business organizations with widely deployed and complex client/server and internet computing environments. As of March 31, 1996, the Company's EDM products had been directly licensed by the Company to 67 customers, and had been licensed through the Company's OEM and distributor relationships to 13 customers.

     During fiscal 1996 the Company had two customers, each who accounted for over ten percent of the total revenues. Amdahl Corporation ("Amdahl"), an OEM and distributor of the Company's products (see "Sales and Marketing"), accounted for approximately 39.8% of total revenues for fiscal 1996, and the International Business Machines Corporation ("IBM") (see "Customer Service and Support"), accounted for approximately 11.6% of the Company's revenues for fiscal 1996.

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SALES AND MARKETING

     The Company markets its software and services through its direct sales force, both in the United States and Europe, and through its indirect channels comprised of OEMs, VARs, systems integrators and distributors throughout the world. The Company's direct sales activities in North America are managed from the Company's offices in Mahwah, New Jersey; its indirect sales activities are managed from the Company's offices in San Francisco, California; and its European direct sales activities are managed from the Company's facilities in Paris, France. For fiscal 1996, revenues from direct and indirect sales accounted for 55.6% and 44.4%, respectively, of total revenues, and revenues from domestic and international sales accounted for 79.3% and 20.7%, respectively, of total revenues.

     The Company's direct sales activities in North America emphasize direct contact of target customers by an experienced sales force supported by both in-house and outside contracted telemarketing support services. The North America direct sales organization includes a qualified staff of system engineers to provide pre-sale and post-sale support services.

     The Company's direct sales activities in its European markets have emphasized improvements in the identification and generation of qualified prospective customer leads at the beginning phase of the sales cycle through concentration on directed telemarketing and teleprospecting activities. The leads generated from the tele-business force, consisting of Company employees, are given to the Company's sales organization, which is divided into specialized teams of presentation specialists, account managers and post-sales systems engineers that work together to provide an integrated "solution selling" approach to the customer. These teams work with local partners retained by the Company and trained as "Novadigm Certified Partners" ("NCPs"). The NCPs are assigned the principal responsibility of providing post-sale training, support, maintenance and service. The Company believes that the sales strategies and practices implemented for its European markets have been effective in establishing a market presence for the Company's products.

     The Company's indirect channel organization is based on business arrangements with OEMs, VARs, systems integrators and distributors which are selected and trained by the Company to provide marketing and post-sale support, maintenance and service for the Company's products. These business arrangements are also useful to the Company in identifying product enhancements and developments that are responsive to customer and market requirements. The Company believes that it has been successful in minimizing marketing conflicts between its direct and indirect sales channels.

     In June 1995, the Company entered into a seven-year, non-exclusive OEM and distribution agreement with Amdahl. Under the agreement Amdahl can sublicense EDM throughout the world as part of their bundled solution and sublicense EDM stand-alone to a limited worldwide market. Novadigm agreed to provide limited technical support and training. The agreement provides for Amdahl to pay the Company $8 million in non-refundable, guaranteed sublicense fees in quarterly installments during the first year of the agreement. Continuation of the agreement beyond the first year requires Amdahl to pay $4 million in non-refundable, guaranteed sublicense fees in each of the subsequent two years. There can be no assurance that Amdahl will extend this agreement beyond the first year. The Company recognized $7.4 million in guaranteed sublicense fees in fiscal 1996.

     The Company to date has concentrated on establishing a market for its products in the North America, Europe, and Japan. As part of the Company's strategy to expand its direct and indirect channels of distribution, the Company initiated expansion plans in the rest of the Pacific Rim as well as in Latin America.

     The marketing activities of the Company are designed to generate qualified leads and to supply the Company's sales channels with positioning, presentation materials, and product collateral to help generate and develop qualified customer prospects. Lead generation activities include seminars, trade shows, direct mailers, advertising and public relations activities.

CUSTOMER SERVICE AND SUPPORT

     The Company offers a range of support programs and services that complement the Company's automated software management products. The Company believes that its support programs and services are

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critical to providing customers with solutions that reduce the cost and complexity of managing hundreds or thousands of distributed desktop environments.

     The Company provides all customers with telephone hotline, fax and E-mail access to its technical support staff, with additional support provided by the Company's NCPs, VARs, systems integrators and OEMs. The Company's technical support staff not only provides assistance in diagnosing problems, but works closely with customers to address systems implementation and integration issues and assists in increasing the efficiency of their enterprise systems. The Company also maintains a network bulletin board of custom EDM procedures, enhancements and maintenance that can be browsed and downloaded.

     The Company offers regional and on-site training programs covering object technologies and EDM implementation strategies to its customers, NCPs, VARs, OEMs, systems integrators and distributors.

     The Company's professional services organization and a growing number of independent certified EDM service providers are available to consult with customers on project planning and systems implementation and integration. Revenues from services accounted for 25% of fiscal 1996 total revenues.

     During fiscal 1996 the Company entered into an agreement with IBM which provides payment for services rendered in prior periods and for ongoing consulting and support for a research project through March 1997, and the resolution of outstanding business disputes.

PRODUCT DEVELOPMENT

     Since its inception, the Company has emphasized and made substantial investments in product development. In fiscal years 1994, 1995 and 1996, the Company's total research and development expenses were approximately $3.2 million, $3.3 million and $4.4 million, respectively. To date, the Company has not capitalized its software development costs.

     The Company anticipates that in the future, it will continue to commit substantial resources to research and development. The Company believes that its future success will depend in large part on its ability to maintain and enhance the functionality of its current line of products and to develop and introduce new products that keep pace with technological developments, achieve market acceptance and respond to an ever-expanding range of customer requirements. The Company intends to enhance its existing product offerings and to introduce new products for the enterprise systems management market. In developing these new products and product enhancements, the Company makes extensive use of its own development tools and object-oriented technology. Although the Company expects to develop certain of its new products and product enhancements internally, the Company may acquire technology and/or products from third parties or consultants when considerations of time or cost dictate.

     If the next release of EDM or any potential new products and enhancements do not achieve market acceptance, or if for technological or other reasons, the Company is unable to develop, introduce and sell its products in a timely manner, the Company's business operating results will be materially and adversely affected.

COMPETITION

     Competition in the software management market is rapidly evolving. Current and prospective competitors of the Company generally fall into two categories:
(i) hardware and ISV management tools vendors, including IBM, Hewlett Packard Company and Computer Associates International, Inc. who offer tactical ESD tools as components of their network/systems management suites; and (ii) vendors of workgroup and LAN-based ESD products, such as Microsoft Corporation, Symantec Corp., and McAfee, Inc. Most of the Company's competitors have longer operating histories than does the Company, and many have significantly greater financial, technical, sales, marketing and other resources, as well as greater name recognition and larger customer installed bases.

     The Company believes that it competes effectively in the software management market on the basis of technological innovation, product functionality and features, product quality and reliability, ease of product adoption and use, corporate and product reputation, end-user support and price. However, there can be no assurance that the Company will be able to continue to compete effectively in the software management market or that its profitability or financial performance will not be adversely affected by increased competition. Moreover, there can be no assurance that either existing or new competitors will not develop products that are superior to the Company's products or other technologies offering significant advantages over the Company's technology, which could have a material adverse effect on the Company's operating and financial results.

INTELLECTUAL PROPERTY AND OTHER PROPRIETARY RIGHTS

     The Company has filed one United States patent application covering the 'continuous configuration' process used in the Company's enterprise software management products. The Company has received a "Notice of Allowance" from the U.S. Patent Office for its application and expects the patent to be issued. There can be no assurance that the Company will develop additional proprietary technologies that are patentable, that any issued patent will provide the Company with any competitive advantages or will not be challenged by third parties, or that the patents of others will not have an adverse effect on the Company's ability to do business. Moreover, there can be no assurance that protective measures taken by the Company will prevent misappropriation of its proprietary technology, and such measures may not preclude competitors from developing products with features similar to those of the Company's products. Furthermore, effective copyright and trade secret protection may be limited or unavailable under the laws of certain foreign jurisdictions. The Company also relies on a combination of copyright and trademark laws, trade secrets, confidentiality procedures, contractual provisions and technical measures to protect its proprietary rights in its products.

     Although the Company believes that its products and trademarks do not infringe upon the proprietary rights of third parties, there can be no assurance that third parties will not assert infringement claims against the Company with respect to current or future products. Any such claims, whether with or without merit, could be time-consuming, result in costly litigation, cause product shipment delays or require the Company to enter into royalty or license agreements, provided such agreements were available on reasonable terms or at all.

     Defense of any lawsuit or failure to obtain any required license could have a material, adverse effect on the Company's business, operating results and financial condition. The Company believes, however, that given the rapid pace of technological change in the industry, factors such as the technical expertise, knowledge and innovative skill of the Company's management and technical personnel, the Company's name recognition, the timeliness and quality of the support services it provides and its ability to offer frequent product enhancements and to develop, introduce and market new products are more significant in maintaining the Company's competitive technology leadership position.

EMPLOYEES

     As of March 31, 1996, the Company had a total of 149 employees, including 49 in product development, 87 in sales and marketing and 13 in general and administration. A total of 116 employees are based in the United States and 33 employees are based in Europe. None of the Company's employees is represented by a labor union. The Company has not experienced work stoppages and considers its relations with its employees to be good.

ITEM 2.  PROPERTIES

     The Company conducts its operations in the North America principally out of its facilities in Mahwah, New Jersey, Lisle, Illinois and San Francisco, California, and in Western Europe out of its facilities in Paris, France. The Company occupies approximately 17,635 square feet at its New Jersey facilities, which are used principally for product development, and sales and support; approximately 4,153 square feet in Illinois, which is used primarily for marketing, and sales and support; and approximately 1,800 square feet at its California facilities, which are used principally for financial and administrative functions. The Company's facilities in France are comprised of approximately 8,729 square feet and are used to support the Company's European operations. The Company also has sales and support offices in Dallas, Los Angeles, Phoenix, and Bethesda, Maryland.

ITEM 3.  LEGAL PROCEEDINGS

     On February 15, 1996, a complaint was filed in the U.S. District Court of Northern California, against the Company for trademark infringement and unfair competition. The complaint, among other things, seeks to restrain and enjoin the Company from using its registered trademark, "Novadigm" as well as unspecified monetary damages. The Company does not believe it has any liability with respect to the claims involved in the dispute. The Company's insurance carrier has notified the Company that under its policy it will indemnify the Company for damages and legal costs up to the policy limits.

ITEM 4.  SUBMISSION OF MATTERS TO A VOTE OF SECURITIES HOLDERS

     None.

                      EXECUTIVE OFFICERS OF THE REGISTRANT

     The executive officers as of March 31, 1996, are as follows:

                                                                                            OFFICER
             NAME               AGE                         POSITION                         SINCE
- - ------------------------------  ---   ----------------------------------------------------  -------
Albion J. Fitzgerald..........  47    Chairman of the Board, Chief Executive Officer, and     1992
                                      President
Robert B. Anderson............  40    Executive Vice President, Chief Operating Officer,      1992
                                      Secretary and Director
Wallace D. Ruiz...............  44    Vice President, Finance, Treasurer and Chief            1995
                                      Financial Officer
Robert Ernens.................  39    Managing Director, Europe                               1994
Joseph J. Fitzgerald(1).......  34    Director of Development                                 1992
Michael P. Conti..............  40    Vice President, North America Sales                     1994
Thomas V. Harmon..............  49    Vice President, Operations                              1995
Stuart A. Jacobson............  38    Vice President, Indirect Channels                       1994
Philip J. Myers...............  37    Vice President, Marketing                               1993

- - ---------------
(1) appointed to Vice President of Development effective June 7, 1996.

     Albion Fitzgerald co-founded the Company in February 1992, serving as Chairman since that time, and currently as Chief Executive Officer and President. Mr. Fitzgerald has previously served as Chief Technology Officer. In May 1990, Mr. Fitzgerald founded Fitzgerald Associates, the Company's predecessor, and served as the chief architect in the development of EDM technology. From 1988 to 1990, Mr. Fitzgerald was Director of Advanced Technology for Pansophic Systems, Inc., a manufacturer of systems and applications software. Mr. Fitzgerald founded and served as President of ASI/TeleMetrix, Inc., from 1985 to 1988, and was the chief architect of Teleview, a session manager product.

     Robert Anderson joined the Company in June 1992 and currently serves as Executive Vice President, Chief Operating Officer, Secretary and as a director. From 1990 to 1992, Mr. Anderson served as Senior Vice President at Stratagem, an investment banking firm specializing in mergers, acquisitions and divestitures in the software industry. Prior to Stratagem, Mr. Anderson was employed as a Vice President in the Corporate Finance Software Specialty Group at Sutro & Company.

     Wallace Ruiz joined the Company in May 1995 as Vice President, Finance, Treasurer and Chief Financial Officer. From September 1993 until joining the Company, he was Vice President, Treasurer and Chief Financial Officer of Unisa Holdings, Inc., a designer, marketer, and retailer of women's fashion footwear. From June 1989 until August 1993, Mr. Ruiz was employed as Vice President and Chief Financial Officer of L. Luria & Son, Inc., a publicly held retail chain. Mr. Ruiz is a Certified Public Accountant. He is the brother-in-law of Albion Fitzgerald.

     Robert Ernens has served as Managing Director of Novadigm Europe, SARL, a wholly-owned subsidiary of Novadigm, Inc. in Europe, since January 1994. Prior to joining the Company, Mr. Ernens served from August 1992 until December 1993 as an advisor to the board of Acme On Software SA, a French based system software distribution company that he founded in 1990. From August 1990 until July 1992, he served as Managing Director of Goal Systems International, the subsidiary of Goal Systems Inc., a publicly held software company. From April 1989 to July 1990, he served as General Manager of three subsidiaries of Econocom International, a privately held European leasing company and from September 1986 until March 1989, Mr. Ernens served as Vice President of Sales for the IBM Systems Software Division of Computer Associates France, the French subsidiary of Computer Associates International, Inc., a publicly held software company.

     Joseph Fitzgerald co-founded the Company in February 1992. Since that time he has served as Director of Development. From May 1988 until November 1991 he was employed by Pansophic Systems, Inc. as a Senior Architect. Prior to joining Pansophic he worked for ASI/Telemetrix Inc., a software company, for eight years, most recently as a Senior Developer. Mr. Fitzgerald is the brother of Albion Fitzgerald.

     Michael Conti joined the Company in July 1994 as Vice President of North American Sales. For one year prior to joining the Company, he was Vice President, Sales of Image Business Systems, a start-up imaging company. Prior to that he spent four years as a regional vice president for Intersolv, Inc., a publicly held software company.

     Thomas Harmon joined the Company as Vice President, Operations, in April 1995, after eighteen months directing Novadigm operations projects as a management consultant. From October 1988 through May 1993, Mr. Harmon was an independent management consultant at Montefiore Medical Center where he directed a project to implement major new clinical and financial systems. From October 1980 through October 1988, Mr. Harmon served as Director of New York University's computing center, managing NYU's business and administrative computing as well as implementing and operating the University-wide network. In prior years, Mr. Harmon served as Associate Director -- Long Range Planning at NYU Medical Center, and managed accounts in the Corporate Banking Group at Citibank.

     Stuart Jacobson joined the Company in August 1994 and currently serves as Vice President, Indirect Channels. Prior to joining the Company, Mr. Jacobson served as Managing Director, International and General Manager Worldwide Distribution for ViewStar Corporation, a private document management work flow software vendor. Mr. Jacobson has also held various sales and management positions at Oracle Corporation since 1986, including Group Manager of Asia Pacific Operation.

     Philip Myers joined the Company in December 1993 as Vice President, Marketing after having supported the Company's initial product launch as a marketing consultant since October 1992. From November 1991 through December 1993, Mr. Myers was President of Marketing Strategic Services, a marketing consulting firm. From October 1990 to November 1991, Mr. Myers served as Vice President of Marketing and General Manager of the workstation line of business at Pansophic Systems, Inc. From February 1987 to October 1990, Mr. Myers was employed as a Director of Product Marketing at Viasoft, a CASE re-engineering software company

                                    PART II

ITEM 5.  MARKET FOR THE REGISTRANT'S COMMON STOCK AND RELATED STOCKHOLDER
MATTERS

     The Company's stock has been traded on the Nasdaq National Market since the Company's initial public offering on July 13, 1995 under the Nasdaq symbol NVDM. The following table sets forth, for the periods indicated, the high and low closing sales prices for the Company's common stock as reported by Nasdaq:

        FISCAL YEAR ENDED MARCH 31, 1996                              HIGH     LOW
        ------------------------------------------------------------  ----     ----
        Second Quarter..............................................  $24      $16 3/8
        Third Quarter...............................................  $28 1/2  $15 1/8
        Fourth Quarter..............................................  $30 1/4  $12

     As of March 31, 1996, there were approximately 92 holders of record of the Company's common stock.

     The Company has never paid cash dividends on its common stock. The Company currently intends to retain earnings, if any, for use in its business and does not anticipate paying any cash dividends in the foreseeable future.

ITEM 6.  SELECTED FINANCIAL DATA

                                 NOVADIGM, INC.

                      SELECTED CONSOLIDATED FINANCIAL DATA
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                 YEAR ENDED MARCH 31,
                                                   ------------------------------------------------
                                                   FY92(1)   FY93      FY94       FY95       FY96
                                                   ------   -------   -------   --------    -------
  CONSOLIDATED STATEMENT OF OPERATIONS DATA:
  Revenues
     Licenses....................................  $   --   $    --   $ 1,044   $  8,488    $18,775
     Services....................................      --        --        82        840      6,241
                                                   ------   -------   -------   --------    -------
       Total revenues............................      --        --     1,126      9,328     25,016
                                                   ------   -------   -------   --------    -------
  Operating Expenses:
     Cost of services............................      --        --        34        344      2,630
     Sales and marketing.........................      --       530     2,347      5,706     10,961
     Research and development....................      29     1,088     3,222      3,338      4,426
     General and administrative..................      42       270       474      1,392      3,230
     Compensation charge related to escrow
       shares....................................      --        --        --     18,900(2)      --
                                                   ------   -------   -------   --------    -------
       Total operating expenses..................      71     1,888     6,077     29,680     21,247
                                                   ------   -------   -------   --------    -------
  Operating income (loss)........................     (71)   (1,888)   (4,951)   (20,352)     3,769
  Interest income and other, net.................      --        22        52        122      1,428
                                                   ------   -------   -------   --------    -------
  Income (loss) before provision for income
     taxes.......................................     (71)   (1,866)   (4,899)   (20,230)     5,197
  Provision for income taxes.....................      --        --        --         --        160
                                                   ------   -------   -------   --------    -------
  Net income (loss)..............................  $  (71)  $(1,866)  $(4,899)  $(20,230)   $ 5,037
                                                   ======   =======   =======   ========    =======
  Net income (loss) per common share.............  $(0.02)  $ (0.18)  $ (0.38)  $  (1.40)   $  0.28
                                                   ======   =======   =======   ========    =======
  Weighted average common and common share
     equivalents.................................   3,403    10,351    13,060     14,424     17,916

                                                                      MARCH 31,
                                                   ------------------------------------------------
                                                    FY92     FY93      FY94       FY95       FY96
                                                   ------   -------   -------   --------    -------
CONSOLIDATED BALANCE SHEET DATA:
  Cash and cash equivalents......................  $  528   $ 2,008   $ 2,249   $  1,012    $13,361
  Working capital................................     444     1,853     2,091      3,879     29,831
  Total assets...................................     636     2,245     3,148      6,560     50,132
  Deferred revenue...............................      --        --       248        871      4,509
  Long-term obligations..........................      --        --        --         --         --
  Stockholders' equity...........................     551     2,015     2,220      4,066     42,522

- - ---------------
(1) Period from February 18, 1992 (date of inception) to March 31, 1992

(2) Represents a non-recurring, non-cash compensation charge incurred upon the achievement of certain cash flow requirements under an escrow arrangement imposed on founder's shares in connection with the Company's public offering on the Vancouver Stock Exchange in September 1992. See Note 6 of Notes to Consolidated Financial Statements.

                                 NOVADIGM, INC.

                            QUARTERLY FINANCIAL DATA
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                             QUARTER ENDED
                                       -----------------------------------------------------------------------------------------
                                       JUNE 30,   SEPT. 30,   DEC. 31,   MARCH 31,   JUNE 30,   SEPT. 30,   DEC. 31,   MARCH 31,
                                         1994       1994        1994       1995        1995       1995        1995       1996
                                       --------   ---------   --------   ---------   --------   ---------   --------   ---------
Revenues:
  Licenses...........................  $   616     $ 1,397     $2,488    $  3,987     $3,521     $ 4,697     $4,747     $ 5,810
  Services...........................      102         112        244         382        948         667      2,250       2,376
                                       -------      ------     ------    --------     ------      ------     ------      ------
    Total revenues...................      718       1,509      2,732       4,369      4,469       5,364      6,997       8,186

Operating expenses:
  Cost of services...................       47          49        100         148        271         231        891       1,237
  Sales and marketing................      960       1,215      1,493       2,038      2,352       2,758      2,789       3,062
  Research and development...........      645         773      1,104         816        933       1,116      1,085       1,292
  General and administrative.........      330         299        336         427        463         703      1,125         939
  Compensation charge related to
    escrow shares....................                                      18,900
                                       -------      ------     ------    --------     ------      ------     ------      ------
    Total operating expenses.........    1,982       2,336      3,033      22,329      4,019       4,808      5,890       6,530
                                       -------      ------     ------    --------     ------      ------     ------      ------
Operating income (loss)..............   (1,264)       (827)      (301)    (17,960)       450         556      1,107       1,656
Interest income and other, net.......        7          10         28          77         23         371        545         489
                                       -------      ------     ------    --------     ------      ------     ------      ------
Income (loss) before provision for
  income taxes.......................   (1,257)       (817)      (273)    (17,883)       473         927      1,652       2,145
Provision for income taxes...........                                                     13          23         60          64
                                       -------      ------     ------    --------     ------      ------     ------      ------
Net income (loss)....................  $(1,257)    $  (817)    $ (273)   $(17,883)    $  460     $   904     $1,592     $ 2,081
                                       =======      ======     ======    ========     ======      ======     ======      ======
Net income (loss) per common share...    (0.09)      (0.06)     (0.02)      (1.21)      0.03        0.05       0.09        0.11
Weighted average common and common
   share equivalent(s)...............   13,946      14,372     14,536      14,825     16,124      18,317     18,713      18,685
                                                                       AS A PERCENTAGE OF TOTAL
                                       -----------------------------------------------------------------------------------------
                                       JUNE 30,   SEPT. 30,   DEC. 31,   MARCH 31,   JUNE 30,   SEPT. 30,   DEC. 31,   MARCH 31,
                                         1994       1994        1994       1995        1995       1995        1995       1996
                                       --------   ---------   --------   ---------   --------   ---------   --------   ---------
Revenues:
  Licenses...........................     85.8%       92.6%      91.1%       91.3%      78.8%       87.6%      67.8%       71.0%
  Services...........................     14.2         7.4        8.9         8.7       21.2        12.4       32.2        29.0
                                       -------      ------     ------    --------     ------      ------     ------      ------
    Total revenues...................    100.0       100.0      100.0       100.0      100.0       100.0      100.0       100.0

Operating expenses:
  Cost of services...................      6.5         3.3        3.7         3.4        6.0         4.3       12.7        15.1
  Sales and marketing................    133.7        80.5       54.6        46.6       52.6        51.4       39.9        37.4
  Research and development...........     89.8        51.2       40.4        18.7       20.9        20.8       15.5        15.8
  General and administrative.........     46.0        19.8       12.3         9.8       10.4        13.1       16.1        11.5
  Compensation share related to
    escrow shares....................      0.0         0.0        0.0       432.6        0.0         0.0        0.0         0.0
                                       -------      ------     ------    --------     ------      ------     ------      ------
    Total operating expenses.........    276.0       154.8      111.0       511.1       89.9        89.6       84.2        79.8
                                       -------      ------     ------    --------     ------      ------     ------      ------
Operating income (loss)..............   (176.0)      (54.8)     (11.0)     (411.1)      10.1        10.4       15.8        20.2
Interest income and other, net.......      0.9         0.7        1.0         1.8        0.5         6.9        7.8         6.0
                                       -------      ------     ------    --------     ------      ------     ------      ------
Income (loss) before provision for
  income taxes.......................   (175.1)      (54.1)     (10.0)     (409.3)      10.6        17.3       23.6        26.2
Provision for income taxes...........      0.0         0.0        0.0         0.0        0.3         0.4        0.8         0.8
                                       -------      ------     ------    --------     ------      ------     ------      ------
Net income (loss)....................   (175.1)%     (54.1)%    (10.0)%    (409.3)%     10.3%       16.9%      22.8%       25.4%
                                       =======      ======     ======    ========     ======      ======     ======      ======

ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

     This Management's Discussion of Analysis of Financial Condition and Results of Operation includes a number of forward-looking statements which reflect the Company's current views with respect to future events and financial performance. These forward looking statements are subject to certain risks and uncertainties, including those discussed below, that could cause actual results to differ materially from historical results or those anticipated. The Company's quarterly operating results have in the past, and may in the future, fluctuate significantly due to a number of factors, including the number and size of customer orders the Company is able to obtain in any particular quarter, the timing of customer orders, the timing and market acceptance of new products by the Company, the level and pricing of international sales, foreign currency exchange rates, changes in the level of operating expenses, technological advances and new product introductions by the Company's competitors and competitive conditions in the industry. In addition, the sales cycle for the Company's products is lengthy and unpredictable depending upon the interest of the prospective customer in the Company's products, the size of the order, the decision-making and acceptance procedures within the customer's organization, the complexity of implementation and other factors. The Company's operating results may also vary significantly due to seasonal trends, as a result, in part to, efforts of the Company's direct sales personnel to meet annual quotas, lower international revenues in the summer months when many European businesses experience lower sales, establishment of calendar year capital budgets by prospective customers, as well as other factors. In addition, reference should be made to other risk factors described from time to time in the Company's periodic reports filed with the SEC under the Securities and Exchange Act of 1934, as amended.

OVERVIEW

     The Company designs, markets and supports an automated solution to software management in medium and large organizations with complex distributed computing environments. The Company was incorporated in February 1992. Through September 1993, the Company's primary efforts were devoted to product development. In October 1993, Version 1.0 of EDM was released for general availability. Since its first release, the Company has continued to develop EDM by adding new features, applications and platforms. Versions 2.0 and 2.1 of EDM were released in February and June 1994, respectively. In June 1995, the Company released version 3.0 and in December 1995, the Company released its current version of EDM, version 3.1.

     All period references in the discussion below are to fiscal periods of the Company based on its fiscal year ending March 31.

RESULTS OF OPERATIONS

     For the periods indicated, the following table sets forth the percentage of total revenues represented by the respective line items in the Company's statement of operations.

                                                                   YEAR ENDED MARCH 31,
                                                                ---------------------------
                                                                 1994       1995      1996
                                                                ------     ------     -----
    Revenues:
      Licenses................................................    92.7%      91.0%     75.0%
      Services................................................     7.3        9.0      25.0
                                                                 -----      -----     -----
              Total revenues..................................   100.0      100.0     100.0
                                                                 -----      -----     -----
    Operating expenses:
      Cost of services........................................     3.0        3.7      10.5
      Sales and marketing.....................................   208.4       61.2      43.8
      Research and development................................   286.1       35.8      17.7
      General and administrative..............................    42.1       14.9      12.9
      Compensation charge related to escrow shares............      --      202.6        --
                                                                 -----      -----     -----
              Total operating expenses........................   539.6      318.2      84.9
                                                                 -----      -----     -----
      Operating income (loss).................................  (439.6)    (218.2)     15.1
                                                                 -----      -----     -----
    Interest income and other, net............................     4.6        1.3       5.7
                                                                 -----      -----     -----
    Income (loss) before provision for income taxes...........  (435.0)    (216.9)     20.8
    Provision for income taxes................................      --         --       0.6
                                                                 -----      -----     -----
    Net income (loss).........................................  (435.0)%   (216.9)%    20.2%
                                                                 =====      =====     =====

REVENUES

     The Company generates revenues principally from licensing the rights to use its software products to end users and from sublicense fees reported to the Company by resellers, including certain guaranteed sublicense fees. The Company also generates service revenues from consulting and training activities performed for license customers and maintenance revenues from support and software update rights. Service revenues accounted for 7.3% of total revenues in 1994, 9.0% in 1995 and 25% in 1996. The Company expects that service revenues will remain approximately at its current percentage of total revenues during the next twelve months.

     The Company's total revenues increased by $8.2 million to $9.3 million in 1995, an increase of 745% over 1994. In 1996, total revenues increased $15.7 million to $25 million, or an increase of 169% over 1995. The increase in total revenues from 1994 to 1995 is attributable to the inclusion of a full year of product licensing in 1995 since EDM was not commercially available until the third quarter of 1994, increased levels of licensing of the Company's products and the continuing expansion of the Company's sales and marketing organization. The higher revenues in 1996 as compared to 1995 were due primarily to the growing acceptance of the EDM, particularly with Release 3.0 having become generally available in June 1995, the signing of a non-exclusive OEM and distribution agreement with Amdahl which provided guaranteed sublicense fees in 1996 of which $7.4 million was included in license revenues, and $5.4 million higher service revenues. The higher service revenues in 1996 over 1995 is primarily due to the signing of an agreement with IBM in December 1995 which provided payment for services rendered in prior periods and for ongoing services through the fourth quarter of 1997, and the resolution of outstanding business disputes; higher maintenance fees associated with a growing installed base; and consulting services provided by the Company's professional services organization.

     The Company established a subsidiary in France during the first quarter of 1995. International revenues in 1995 were 27.1% of total revenues and 20.1% in 1996. Though international revenues increased in 1996 over 1995, as a percentage of total revenues it declined due to the rapid growth of revenues from U.S. indirect sales channels and professional services. The Company plans to continue to develop international sales through both its direct and indirect sales channels and believes that international sales will increase as a percentage of total revenues. During the fourth quarter of 1996 the Company signed agreements with three distributors, one in the United States, one in the United Kingdom and the other in Japan.

     During 1994, three customers accounted for approximately 21.4%, 13.8% and 12.0% of total revenues, respectively. During 1995, two different customers accounted for approximately 37.0% and 12.3% of total revenues, respectively. During 1996, two customers accounted 39.8% and 11.6%, respectively.

     The Company typically ships its products following acceptance of a purchase order and a fully executed license agreement, and, as a result, has little or no backlog.

     Revenues from perpetual software license agreements are recognized as revenue upon shipment of the software if there are no significant post-delivery obligations, payment is due within one year and collectibility is probable. If an acceptance period is required, revenues are recognized upon the earlier of customer acceptance or the expiration of the acceptance period. The Company enters into reseller arrangements that typically provide for sublicense fees payable to the Company based on a percent of the Company's list price. Reseller arrangements may include an initial non-refundable payment in the form of guaranteed sublicense fees. Guaranteed sublicense fees from resellers are recognized as revenue upon shipment of the master copy of all software to which the guaranteed sublicense fees relate if there are no significant post-delivery obligations, the reseller is creditworthy and if the terms of the agreement are such that the payment obligation is not subject to price adjustment, is non-cancelable and non-refundable and due within 90 days. These guaranteed sublicense fees are applied against sublicense fees reported by the reseller in relicensing the Company's products to end users. The Company recognized $1.9 million in guaranteed sublicense fees under such agreements in 1995 and $7.4 million in 1996. There were no guaranteed sublicense fees in 1994.

     Revenue for support and software update rights is recognized ratably over the term of the support period. If maintenance is included in a license agreement, such amounts are unbundled from the license fee at their fair market value based on the value established by independent sale of such maintenance to customers. Consulting revenues are primarily related to implementation services performed under separate service arrangements related to the installation of the Company's software products. Such services do not include customization or modification of the underlying software code. If included in a license agreement, such services are unbundled at their fair market value based on the value established by the independent sale of such services to customers. Revenues from consulting and training services are recognized as services are performed.

OPERATING EXPENSES

     Cost of Services. Cost of services includes the direct and indirect costs of providing training, technical support and consulting services to the Company's customers. Cost of services consists primarily of payroll and benefits for field engineers and support personnel, other related overhead and third party consulting fees. Cost of services were $.03 million in 1994, $.3 million in 1995 and $2.6 million in 1996, or 41.5%, 41.0% and 42.1% of the related service revenues for these periods, respectively. The increases in the cost of services are due primarily to higher staffing levels of the professional services and customer support organizations to serve the growing installed base of customers. Cost of services as a percent of related service revenue in 1996 benefited from the inclusion of approximately $1 million of revenue for services delivered to IBM in prior periods and for which associated costs were recognized in prior periods. The Company expects cost of services to increase as a percentage of related service revenues during the next twelve months.

     Sales and Marketing. Sales and marketing expenses consist primarily of salaries, related benefits, commissions, travel and other costs associated with the Company's sales and marketing efforts. Sales and marketing expenses were $2.3 million, $5.7 million, and $11.0 million in 1994, 1995, and 1996, respectively. As a percentage of total revenues in 1994, 1995, and 1996, sales and marketing expenses represented 208.4%, 61.2%, and 43.8%, respectively. The increase in the dollar amount of expenses is due to an increase in sales commissions associated with higher levels of revenues, an increase in the number of employees, including in particular an increase in sales personnel to enhance the Company's domestic and international direct and indirect sales activities, overhead and other costs related to the increase in employees, and the costs associated with establishing a subsidiary in France in 1995. Sales and marketing expenses are expected to increase in dollar amount in future periods, but should continue to decline as a percentage of total revenues, if the Company achieves its revenue expectations in future periods.

     Research and Development. Research and development expenses consist primarily of salaries, related benefits, consultant fees and other costs associated with the Company's research and development efforts. Research and development expenses were $3.2 million, $3.3 million, and $4.4 million in 1994, 1995, and 1996, respectively. As a percentage of total revenues in 1994, 1995, and 1996, research and development expenses represented 286.0%, 35.8%, and 17.7%, respectively. This increase in the dollar amount of expenses is due to increases in the number of employees and related expenses to support the continued enhancement, design and development of the Company's software products, quality assurance and documentation. The Company believes that a significant investment in research and development activities is essential to provide for the Company's future growth. Accordingly, the Company anticipates that it will continue to invest resources to further enhance and develop its products. The Company believes that research and development expenses will increase in dollar amount in future periods, but should decline as a percentage of total revenues, if the Company achieves its revenue expectations in future periods.

     Under the provisions of Statement of Financial Accounting Standards No. 86, "Accounting for the Costs of Computer Software to be Sold, Leased or Otherwise Marketed," software development costs are capitalized upon the establishment of technological feasibility, which the Company defines as establishment of a working model. Amounts which could have been capitalized under this statement were immaterial in all periods presented. Therefore, the Company has expensed all software development costs as incurred.

     General and Administrative. General and administrative expenses consist primarily of salaries, related benefits and fees for professional services such as legal and accounting. General and administrative expenses were $0.5 million, $1.4 million, and $3.2 million in 1994, 1995, and 1996, respectively. As a percentage of total revenues in 1994, 1995, and 1996, general and administrative expenses represented 42.1%, 14.9%, and 12.9%, respectively. The increase in the dollar amount of expenses is due to an increase in the number of employees and expansion of the Company's facilities to support the Company's growth. As a percentage of total revenues, general and administrative expenses have declined due to a greater increase in revenues compared to general and administrative spending.

     Interest Income and Other, Net. Interest income and other, net is comprised primarily of interest income earned on the Company's cash equivalents and investments. Interest income was $.05 million, $.1 million and $1.4 million in 1994, 1995 and 1996, respectively. Interest income increased from 1995 to 1996 due primarily to interest income earned on the investment of the proceeds from the sale of common stock in the Company's initial public offering in July 1995.

     Income Taxes. The Company did not record a provision for income taxes in 1994 or 1995 due to net losses incurred for both book and tax purposes for those years. In 1996, the Company recorded a provision for income taxes of approximately $0.2 million associated with federal and state alternative minimum taxes. The effective tax rate in 1996 of approximately 3.1% reflects the estimated realization of deferred tax assets. As of March 31, 1996, the Company had net deferred tax assets of approximately $1.1 million. The Company has provided a full valuation allowance due to the uncertainty surrounding the timing of the realization of the net deferred tax assets. As of March 31, 1996, the Company had federal net operating loss carryforwards of $.4 million, which expire in various periods through 2010. The Company's ability to utilize the net operating loss carryforwards in future years may be limited in some circumstances, including significant changes in ownership interests, due to certain provisions of the Internal Revenue Code of 1986.

LIQUIDITY AND CAPITAL RESOURCES

     Net cash used in operating activities was $4.7 million and $4.0 million in 1994 and 1995, respectively. In 1996, operating activities provided $6.6 million in net cash primarily as a result of a net income. Cash used for operations decreased from 1994 to 1995 due primarily to lower net losses before the non-cash "compensation charge related to escrow shares" in 1995, partially offset by an increase in accounts receivable. The accounts receivable balance increased from $4.5 million as of March 31, 1995 to $7.9 million as of March 31, 1996. The increase was due to the revenue growth during the year. As of March 31, 1996, the Company did not have any material commitments for capital expenditures.

     Since inception, the Company's operations and purchases of property and equipment have been funded primarily from the sale of Common Stock. In September 1992, the Company completed a public offering of 1,500,000 shares of Common Stock at a price of $1.07 per share on the Vancouver Stock Exchange. Net proceeds from the offering were $1.3 million. Subsequent to the offering, the Company had three private placements representing approximately 1,619,000 shares of its Common Stock which resulted in aggregate net proceeds of $4.5 million. In connection with the Canadian offering and subsequent private placements, the Company issued warrants to the purchasers. As of March 31, 1995, all of the warrants have been exercised for approximately 2,218,000 shares of Common Stock resulting in net proceeds to the Company of an additional $5.5 million. In July of 1995, the Company completed a public offering in the United States of 2,875,000 shares of common stock (which included 500,000 shares sold by stockholders) at $15 per share, resulting in net proceeds to the Company of approximately $32.2 million after offering costs. During 1996, the Company received $1.2 million from employee optionees who had exercised options under the Company's stock option plan.

     The Company entered into a $1,000,000, unsecured revolving line of credit agreement with a bank which expires in July 1996. Borrowings bear interest at the bank's reference rate (8.25% as of March 31, 1996). The agreement has a number of covenants including requirements for the Company to maintain tangible net worth of $5,000,000, minimum working capital of $3,000,000, a minimum current ratio of 2 to 1, a requirement for profitability for the fiscal year and a limitation on annual capital expenditures of $1,000,000. In addition, the agreement includes a provision that prohibits the Company from paying dividends. The Company and the lender entered into an amended agreement that adjusted the limitation on annual capital expenditures under the agreement as of March 31, 1996 and for the remainder of the agreement. As of March 31, 1996, the Company was in compliance with the financial covenants contained in the amended agreement and had no outstanding loans under the agreement.

     Although it is difficult for the Company to predict future liquidity requirements with certainty, the Company believes that its existing cash and marketable securities balances, together with cash from operations and amounts available under the Company's revolving line of credit will be adequate to finance its operations for at least the next twelve months.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

     The Financial Statements and Supplementary Data of the Company required by this item are set forth at the pages indicated at Item 14(a).

ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

     None.

PART III

ITEM 10.  DIRECTORS AND EXECUTIVE OFFICERS OF THE REGISTRANT

     Information required by this item concerning the Company's directors is incorporated by reference from the section captioned "Election of Directors" contained in the Company's Proxy Statement related to the Annual Meeting of Stockholders to be held September 13, 1996, to be filed by the Company with the Securities and Exchange Commission within 120 days of the end of the Company's fiscal year pursuant to General Instruction G(3) of Form 10-K (the "Proxy Statement"). The information required by this item concerning executive officers is set forth in Part I of this Report. The information required by this item concerning compliance with Section 16(a) of the Exchange Act is incorporated by reference from the section captioned "Compliance with Section 16(a) of the Exchange Act" contained in the Proxy Statement.

ITEM 11.  EXECUTIVE COMPENSATION

     The information required by this item is incorporated by reference from the section captioned "Executive Compensation and Other Matters" contained in the Proxy Statement.

ITEM 12.  SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     The information required by this item is incorporated by reference from the section captioned "Beneficial Security Ownership of Management and Certain Beneficial Owners" contained in the Proxy Statement.

ITEM 13.  CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

     The information required by this item is incorporated by reference from the section captioned "Certain Transactions With Management" contained in the Proxy Statement.

PART IV

ITEM 14.  EXHIBITS, FINANCIAL STATEMENT SCHEDULE, AND REPORTS ON FORM 8-K

     (a) The following documents are filed as a part of this Form:

        1. Financial Statements:

                                                                                   PAGE NUMBER
                                                                                   -----------
           Report of Independent Public Accountants..............................      26
           Consolidated Balance Sheets --
             As of March 31, 1995 and 1996.......................................      27
           Consolidated Statements of Operations --
             For the Three Years Ended March 31, 1994, 1995, and 1996............      28
           Consolidated Statements of Stockholders' Equity --
             For the Three Years Ended March 31, 1994, 1995, and 1996............      29
           Consolidated Statements of Cash Flows --
             For the Three Years Ended March 31, 1994, 1995, and 1996............      30
           Notes to Consolidated Financial Statement.............................      31

        2. Financial Statement Schedule:
             For the Years Ended March 31, 1994, 1995, and 1996:

           II -- Valuation and Qualifying Accounts

           Additional schedules are not required under the related schedule instructions or are inapplicable, and therefore have been omitted.

        3. Exhibits

              3.1*    Certificate of Incorporation of Registrant, as amended.
              3.2*    Bylaws of Registrant, as amended.
             10.1*    Facility lease dated as of November 2, 1993, as amended, by and between
                      International Crossroad Holding Corp. and the Registrant.
             10.2     Second amendment to the facility lease, dated October 3, 1995, by and between International Crossroad Holding Corp. and the Registrant.
             10.3*+   OEM Software Licensing and Distribution Agreement dated June 13, 1995 between the Registrant and Amdahl Corporation.
             10.4*    1992 Stock Option Plan and form of Stock Option Agreement.
             10.5*    1995 Employee Stock Purchase Plan and form of Subscription Agreement.
             10.6*    Employment Agreement dated as of August 10, 1992 by and between H. Kent
                      Petzold and the Registrant.
             10.7*    Deferred Compensation Agreement dated as of August 10, 1992, as amended, by and between H. Kent Petzold and the Registrant.
             10.8*    Stock Option Agreement and Notice of Stock Option Grant dated as of
                      August 10, 1992 by and between H. Kent Petzold and the Registrant.
             10.9*    Amendment to Employment Agreement and Stock Option Agreements dated as of
                      May 18, 1995 by and among H. Kent Petzold and the Registrant, and Albion
                      J. Fitzgerald, Shannon Ruiz, Joseph J. Fitzgerald and Brian J. McAlister.
            10.10*    Form of Indemnification Agreement entered into between Registrant and its officers and directors.
             21.1*    Subsidiary of Registrant.

             23.1     Consent of Arthur Andersen L.L.P.
             24.1     Power of Attorney (see page 24)
             27.1     Financial Data Schedule.

     (b) Reports on Form 8-K:

         None.

     (c) Exhibits. See Item 14(a)(3) above.

     (d) Financial Statement Schedule. See Item 14(a)(2) above.
- - ---------------
 * Incorporated by reference to exhibits filed with Registrant's Registration Statement on Form S-1 (Reg. No. 33-92746) as declared effective by the Commission on July 13, 1995.

 + Confidential treatment has been granted with respect to certain portions of this exhibit. Omitted portions have been filed separately with the Securities and Exchange Commission.

                                   SIGNATURES

     Pursuant to the requirements of Section 13 or 15(d) of the Securities Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          NOVADIGM, INC.
                                          (Registrant)

                                          /s/ WALLACE D. RUIZ

                                          --------------------------------------
                                          Wallace D. Ruiz
                                          Vice President, Finance, Treasurer,
                                          and Chief Financial Officer
                                          (Principal Financial and Accounting
                                          Officer)

                                          Date: June 28, 1996

                               POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below hereby constitutes and appoints Wallace D. Ruiz, as his attorney-in-fact, with full power of substitution, for him in any and all capacities, to sign any and all amendments to this Report on Form 10-K, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1934, this Report has been signed below on June 28, 1996 by the following persons on behalf of the Registrant and in the capacities and on the date indicated:

             SIGNATURE                                TITLE                         DATE
- - -----------------------------------    -----------------------------------    ---------------


     /s/ ALBION J. FITZGERALD          Chairman of the Board, Chief
- - -----------------------------------    Executive Officer and President         June 28, 1996
       Albion J. Fitzgerald            (Principal Executive Officer)


        /s/ WALLACE D. RUIZ            Vice President Finance, Treasurer,      June 28, 1996
- - -----------------------------------    and Chief Financial Officer
          Wallace D. Ruiz              (Principal Financial and Accounting
                                       Officer)

      /s/ ROBERT B. ANDERSON           Executive Vice President, Chief         June 28, 1996
- - -----------------------------------    Operating Officer, Secretary and
        Robert B. Anderson             Director


        /s/ DENNIS DECOSTE             Director                                June 28, 1996
- - -----------------------------------
          Dennis DeCoste


      /s/ BRIAN J. MCALISTER           Director                                June 28, 1996
- - -----------------------------------
        Brian J. McAlister


        /s/ H. KENT PETZOLD            Director                                June 28, 1996
- - -----------------------------------
          H. Kent Petzold

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO NOVADIGM, INC.:

     We have audited the accompanying consolidated balance sheets of Novadigm, Inc. (a Delaware corporation) and subsidiary as of March 31, 1995 and 1996, and the related consolidated statements of operations, stockholders' equity and cash flows for each of the three years in the period ended March 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Novadigm, Inc. and subsidiary as of March 31, 1995 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended March 31, 1996 in conformity with generally accepted accounting principles.

     Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule under item 14(a)2 is presented for purposes of complying with the Securities and Exchange Commission's rules and is not a part of the basic financial statements. This schedule has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, fairly states in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                          ARTHUR ANDERSEN LLP

San Jose, California
April 26, 1996

                                 NOVADIGM, INC.

                          CONSOLIDATED BALANCE SHEETS
                     (IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                          MARCH        MARCH
                                                                           31,          31,
                                                                           1995         1996
                                                                         --------     --------
ASSETS
Current assets:
  Cash and cash equivalents............................................  $  1,012     $ 13,361
  Restricted cash......................................................       300           --
  Short-term marketable securities.....................................        --       14,827
  Accounts receivable..................................................     4,526        7,883
  Prepaid expenses and other current assets............................       292        1,057
                                                                            -----        -----
          Total current assets.........................................     6,130       37,128
  Property and equipment, net..........................................       369        1,302
  Long-term marketable securities......................................        --       11,428
  Other assets.........................................................        61          274
                                                                            -----        -----
                                                                         $  6,560     $ 50,132
                                                                            =====        =====
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
  Accounts payable and accrued liabilities.............................  $  1,055     $  1,672
  Accrued payroll and other compensation...............................       568        1,429
  Deferred revenue.....................................................       628        4,196
                                                                            -----        -----
          Total current liabilities....................................     2,251        7,297
                                                                            -----        -----
Long-term deferred revenue.............................................       243          313
Stockholders' equity:
  Preferred stock, $0.001 par value
       Authorized -- 5,000 shares
       Outstanding -- none.............................................        --           --
  Common stock, $0.001 par value
       Authorized -- 30,000 shares
       Outstanding -- 14,827 shares in 1995 and 17,402 shares in
     1996..............................................................         8           11
  Additional paid-in capital...........................................    31,457       64,877
  Notes receivable from stockholders...................................      (325)        (325)
  Cumulative translation adjustment....................................        (8)         (12)
  Accumulated deficit..................................................   (27,066)     (22,029)
                                                                            -----        -----
          Total stockholders' equity...................................     4,066       42,522
                                                                            -----        -----
                                                                         $  6,560     $ 50,132
                                                                            =====        =====

   The accompanying notes are an integral part of these consolidated balance sheets.

                                 NOVADIGM, INC.

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                FOR THE YEARS ENDED MARCH 31,
                                                               --------------------------------
                                                                1994         1995        1996
                                                               -------     --------     -------
REVENUES:
  Licenses...................................................  $ 1,044     $  8,488     $18,775
  Services...................................................       82          840       6,241
                                                               -------     --------     -------
          Total revenues.....................................    1,126        9,328      25,016
                                                               -------     --------     -------
OPERATING EXPENSES:
  Cost of services...........................................       34          344       2,630
  Sales and marketing........................................    2,347        5,706      10,961
  Research and development...................................    3,222        3,338       4,426
  General and administrative.................................      474        1,392       3,230
  Compensation charge related to escrow shares...............       --       18,900          --
                                                               -------     --------     -------
          Total operating expenses...........................    6,077       29,680      21,247
                                                               -------     --------     -------
  Operating income (loss)....................................   (4,951)     (20,352)      3,769
Interest income and other, net...............................       52          122       1,428
                                                               -------     --------     -------
Income (loss) before provision for income taxes..............   (4,899)     (20,230)      5,197
Provision for income taxes...................................       --           --         160
                                                               -------     --------     -------
Net income (loss)............................................  $(4,889)    $(20,230)    $ 5,037
                                                               =======     ========     =======
Net income (loss) per share..................................  $  (.38)    $  (1.40)    $  0.28
                                                               =======     ========     =======
Weighted average number of common shares.....................   13,060       14,424      17,916
                                                               =======     ========     =======

  The accompanying notes are an integral part of these consolidated financial statements.

                                 NOVADIGM, INC.

                CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
                                 (IN THOUSANDS)

                                                                      NOTES
                                COMMON STOCK        ADDITIONAL      RECEIVABLE      CUMULATIVE                         TOTAL
                              -----------------      PAID-IN           FROM         TRANSLATION    ACCUMULATED     STOCKHOLDERS'
                              SHARES     AMOUNT      CAPITAL       STOCKHOLDERS     ADJUSTMENT       DEFICIT          EQUITY
                              ------     ------     ----------     ------------     ----------     -----------     -------------
Balance at March 31,
  1993......................  12,197      $  5       $  4,402         $ (455)          $ --         $  (1,937)       $   2,015
Sale of common stock and
  exercise of warrants, net
  of issuance costs.........   1,675         2          4,986             --             --                --            4,988
Exercise of stock options...      70        --             68             --             --                --               68
Payments on notes
  receivable................      --        --             --             48             --                --               48
Net loss....................      --        --             --             --             --            (4,899)          (4,899)
                              ------       ---        -------          -----            ---          --------         --------
Balance at March 31,
  1994......................  13,942         7          9,456           (407)            --            (6,836)           2,220
Sale of common stock and
  exercise of warrants, net
  of issuance costs.........     870         1          3,018             --             --                --            3,019
Exercise of stock options...       2        --              9             --             --                --                9
Payments on notes
  receivable................      --        --             --             82             --                --               82
Purchase of software in
  exchange for stock........      13        --             74             --             --                --               74
Foreign currency translation
  adjustment................      --        --             --             --             (8)               --               (8)
Additional paid-in capital
  related to escrow
  shares....................      --        --         18,900             --             --                --           18,900
Net loss....................      --        --             --             --             --           (20,230)         (20,230)
                              ------       ---        -------          -----            ---          --------         --------
Balance at March 31,
  1995......................  14,827         8         31,457           (325)            (8)          (27,066)           4,066
Initial public offering of
  common stock, net of
  issuance costs of
  $3,424....................   2,375         2         32,199             --             --                --           32,201
Exercise of stock options...     200         1          1,221             --             --                --            1,222
Foreign currency translation
  adjustment................      --        --             --             --             (4)               --               (4)
Net income..................      --        --             --             --             --             5,037            5,037
                              ------       ---        -------          -----            ---          --------         --------
Balance at March 31,
  1996......................  17,402      $ 11       $ 64,877         $ (325)          $(12)        $ (22,029)       $  42,522
                              ======       ===        =======          =====            ===          ========         ========

  The accompanying notes are an integral part of these consolidated financial statements.

                                 NOVADIGM, INC.

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                FOR THE YEARS ENDED MARCH 31,
                                                              ---------------------------------
                                                               1994         1995         1996
                                                              -------     --------     --------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income (loss).........................................  $(4,899)    $(20,230)    $  5,037
  Adjustments to reconcile net income (loss) to net cash
     provided by (used in) operating activities --
     Depreciation and amortization..........................      155          177          510
     Compensation charge related to escrow shares...........       --       18,900           --
     Software acquired in exchange for common stock.........       --           74           --
     Decrease (increase) in restricted cash.................       --         (300)         300
     Increase in accounts receivable........................     (650)      (3,876)      (3,357)
     Decrease (increase) in prepaid expenses and other
       current
       assets...............................................       16         (232)        (765)
     Increase in other assets...............................       --          (61)        (213)
     Increase in accounts payable and accrued payroll and
       other compensation...................................      450          943        1,478
     Increase in deferred revenue...........................      248          623        3,638
                                                              -------     --------     --------
          Net cash provided by (used in) operating
            activities......................................   (4,680)      (3,982)       6,628
                                                              -------     --------     --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of property and equipment.......................     (183)        (357)      (1,443)
  Purchases of held-to-maturity securities..................       --           --      (36,101)
  Proceeds from redemptions of held-to-maturity
     securities.............................................       --           --        9,846
                                                              -------     --------     --------
          Net cash used in investing activities.............     (183)        (357)     (27,698)
                                                              -------     --------     --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Net proceeds from the sale of common stock and exercise of
     warrants and options...................................    5,056        3,028       33,423
  Payment on notes receivable from stockholders.............       48           82           --
                                                              -------     --------     --------
          Net cash provided by financing activities.........    5,104        3,110       33,423
                                                              -------     --------     --------
Effect of exchange rate on changes in cash..................       --           (8)          (4)
                                                              -------     --------     --------
     Net increase (decrease) in cash and cash equivalents...      241       (1,237)      12,349
Cash and cash equivalents at the beginning of the period....    2,008        2,249        1,012
                                                              -------     --------     --------
     Cash and cash equivalents at the end of the period.....  $ 2,249     $  1,012     $ 13,361
                                                              =======     ========     ========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW ACTIVITY:
Cash paid for interest......................................  $    --     $     --     $      2
Cash paid for income taxes..................................  $     3     $      5     $    115

  The accompanying notes are an integral part of these consolidated financial statements.

                                 NOVADIGM, INC.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 MARCH 31, 1996

1. THE COMPANY

     Novadigm, Inc. (the Company) was incorporated in Delaware in February 1992. The Company, operating in a single industry segment, offers a suite of systems management software applications focused on software management in medium and large organizations with complex distributed computing environments.

     Prior to 1994, the Company's primary efforts related to completing the development of its software products, designing and implementing a marketing program and obtaining financing to support its operations. In September of 1992, the Company completed a public offering of its common stock on the Vancouver Stock Exchange (see Note 5). During the second quarter of 1994, the Company commenced commercial sales of its products. In the first quarter of fiscal 1995, the Company established a wholly owned subsidiary, Novadigm Europe SARL, in France to act as a sales and service office to the European marketplace. In July of 1995, the Company completed a public offering of its common stock on the Nasdaq National Market. The Company is subject to a number of risks, including dependence on key individuals, potential competition from larger and more established companies and the ability to penetrate the market with new products.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Principles of Consolidation

     The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. Intercompany accounts and transactions have been eliminated.

  Translation of Foreign Currencies

     The functional currency of the Company's subsidiary is the local currency. Accordingly, all assets and liabilities are translated into U.S. dollars at current exchange rates as of the respective balance sheet date. Revenue and expense items are translated at the average rates prevailing during the period. Cumulative translation gains and losses are reported as a separate component of stockholders' equity.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Revenues

     The Company recognizes revenue in accordance with the provisions of Statement of Position No. 91-1 (SOP 91-1), "Software Revenue Recognition." The Company generates revenue from licensing the rights to use its software products to end users, porting its product to hardware manufacturers operating environments and sublicense fees from resellers (including certain guaranteed sublicense fees). The Company also generates revenues from consulting and training services performed for license customers and revenue from support and software update rights (maintenance).

     Revenues from perpetual software license agreements are recognized as revenue upon shipment of the software if there are no significant post-delivery obligations, payment is due within one year and collectibility is probable. If an acceptance period is required, revenues are recognized upon the earlier of customer acceptance or the expiration of the acceptance period. The Company enters into reseller arrangements that typically provide for sublicense fees payable to the Company based on a percent of the Company's list price.

                                 NOVADIGM, INC.

Reseller arrangements may include an initial non-refundable payment in the form of guaranteed sublicense fees. Guaranteed sublicense fees from resellers are recognized as revenue upon shipment of the master copy of all software to which the guaranteed sublicense fees relate if there are no significant post-delivery obligations, the reseller is creditworthy and if the terms of the agreement are such that the payment obligation is not subject to price adjustment, is non-cancelable and non-refundable and due within 90 days. These guaranteed sublicense fees are applied against sublicense fees reported by the reseller in relicensing the Company's products to end users. The Company recognized $7.4 million in guaranteed sublicense fees under such agreements in 1996 and $1.9 million in 1995. There were no guaranteed sublicense fees in 1994.

     Revenues for maintenance are recognized ratably over the term of the support period. If maintenance is included in a license agreement, such amounts are unbundled from the license fee at its fair market value based on the value established by independent sale of such maintenance to customers. Consulting revenues are primarily related to implementation services performed under separate service arrangements related to the installation of the Company's software products. Such services generally do not include customization or modification of the underlying software code. If included in a license agreement, such services are unbundled at their fair market value based on the value established by the independent sale of such services to customers. Revenues from consulting and training services are recognized as services are performed.

     Cost of licenses consist of media and tapes on which product is delivered. Such costs are not material and are included in research and development expenses in the accompanying consolidated statements of operations.

     Cost of services consists primarily of payroll and benefits for field engineers and support personnel, other related overhead and third-party consulting fees.

     Deferred revenue primarily relates to maintenance, consulting, and other professional services which have been paid by the customers prior to the performance of those services.

  Cash Equivalents

     The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

  Adoption of SFAS No. 115

     In April 1994, the Company adopted the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS 115"). In accordance with SFAS 115, the Company's marketable securities which are composed of commercial paper, government and government-backed notes and corporate notes are classified as held-to-maturity. Held-to-maturity securities represent those securities that the Company has both a positive intent and ability to hold to maturity and are carried at amortized cost.

  Concentrations of Credit Risk

     Financial instruments that potentially subject the Company to a concentration of credit risk consist principally of temporary cash investments, marketable securities and accounts receivable. The Company has investment policies that restrict placement of these investments to financial institutions evaluated as highly creditworthy. The Company generally does not require collateral on trade accounts receivable as the Company's customer base consists of large, well established companies and governmental entities. As of March 31, 1996, approximately 54% of accounts receivable is concentrated with four customers who are large, well-established companies that the Company has determined are creditworthy. As of March 31, 1995 and March 31, 1996, the Company concluded that an allowance for doubtful accounts was not required.

                                 NOVADIGM, INC.

  Receivables Denominated in Foreign Currencies

     At March 31, 1996, the Company has $0.4 million of receivables from foreign customers which are denominated in various foreign currencies. Receivables denominated in foreign currencies in fiscal 1995 were $1.2 million. The transactions are initially recorded based upon the historical exchange rate. At the end of each reporting period, the Company revalues the receivables based upon the current rate of exchange and reflects the related transaction gains and losses in other income and expense. The net translation losses during fiscal 1995 and 1996 were not material.

  Marketable Securities

     Held-to maturity securities at March 31, 1996 are summarized as follows:

                                                                         MATURITIES OF:
                                                            -----------------------------------------
                                                                                  OVER ONE YEAR, BUT
                                                            ONE YEAR OR LESS     LESS THAN FIVE YEARS
                                                            ----------------     --------------------
    U.S. government and government backed securities......      $  3,497               $  2,074
    Commercial paper......................................         6,292                     --
    Corporate notes.......................................         5,038                  9,354
                                                                 -------                -------
                                                                $ 14,827               $ 11,428
                                                                 =======                =======

     Proceeds from redemption of held-to-maturity securities were approximately $9.8 million in 1996. At March 31, 1996, approximately $6.2 million of held-to-maturity securities with original maturities of three months or less are included in cash and cash equivalents.

  Fair Value of Financial Instruments

     The carrying amounts of the Company's financial instruments, including cash and cash equivalents, accounts receivable and accounts payable approximate their fair values.

  Property and Equipment

     Property and equipment is stated at historical cost and consists of the following at March 31, 1995 and 1996 (in thousands):

                                                                             MARCH 31,
                                                                       ------------------
                                                                        1995        1996
                                                                       ------      ------
    Computer equipment and software...................................  $ 653        1,746
    Furniture and fixtures............................................    151          334
    Leasehold improvements............................................     42          209
                                                                         ----       ------
                                                                          846        2,289
    Less: Accumulated depreciation and amortization...................   (477)        (987)
                                                                         ----       ------
                                                                        $ 369      $ 1,302
                                                                         ====       ======

                                 NOVADIGM, INC.

     Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the assets as follows:

    Computer equipment and software.........    1 to 3 years
    Furniture and fixtures..................    5 years
    Leasehold improvements..................    3 years (lesser of lease term or
                                                estimated useful life)

  Software Development Costs

     Under the provisions of Statement of Financial Accounting Standards No. 86, "Accounting for the Costs of Computer Software to be Sold, Leased of Otherwise Marketed," software development costs are capitalized upon the establishment of technological feasibility, which the Company defines as establishment of a working model. Capitalized software development costs require a continuing assessment of their recoverability. This assessment requires considerable judgment by management with respect to various factors including, but not limited to, anticipated future gross product revenues, estimated economic lives and changes in software and hardware technology. Amounts which could have been capitalized under this statement, after consideration of the above factors, were immaterial to the Company's results of operations and financial position. Therefore, the Company has expensed all software development costs and included those costs in research and development expenses in the accompanying consolidated statements of operations.

  Net Income (Loss) per Share

     Net income (loss) per share has been computed using the weighted average number of common shares outstanding during all periods presented. Equivalent shares for stock options and warrants have been included using the treasury stock method and have not been included in the computation if their effect is anti-dilutive.

  Reclassifications

     Certain 1995 balances have been reclassified to conform to the 1996 presentation.

3. REVOLVING LINE OF CREDIT AGREEMENT

     The Company entered into a $1,000,000, unsecured revolving line of credit agreement with a bank which expires in July 1996. Borrowings bear interest at the bank's reference rate (8.25% as of March 31, 1996). The agreement has a number of covenants including requirements for the Company to maintain tangible net worth of $5,000,000, minimum working capital of $3,000,000, a minimum current ratio of 2 to 1, a requirement for profitability for the fiscal year and a limitation on annual capital expenditures of $1,000,000. In addition, the agreement includes a provision that prohibits the Company from paying dividends. The Company and the lender entered into an amended agreement that adjusted the limitation on annual capital expenditures under the agreement as of March 31, 1996 and for the remainder of the agreement. As of March 31, 1996, the Company was in compliance with the financial covenants contained in the amended agreement and had no outstanding loans under the agreement.

4. COMMITMENTS AND CONTINGENCIES

     The Company has various leases for its facilities under noncancelable operating lease agreements. Rent expense incurred under these agreements in 1994, 1995 and 1996 was approximately $130,000, $329,000 and $534,000, respectively.

     During 1996, the Company entered into an amendment of the lease for its headquarters. Under the amendment, the Company extended the lease term for its original leased space and entered into a

                                 NOVADIGM, INC.

commitment for additional space. Future minimum commitments under all facility leases are as follows (in thousands):

                               YEAR ENDING MARCH 31,
            ------------------------------------------------------------
                      1997..............................................  $  607
                      1998..............................................     513
                      1999..............................................     528
                      2000..............................................     395
                      2001..............................................     213
                      thereafter........................................     784
                                                                          ------
                                                                          $3,040
                                                                          ======

The Company is a defendant in a certain legal matter which is normal for the industry in which the Company operates. Management believes that this matter will not have a material adverse impact on the Company's financial position and results of operations.

5. COMMON STOCK

     In September 1992, the Company completed a public offering of 1,500,000 shares of common stock at a price of $1.07 per share on the Vancouver Stock Exchange (the Canadian Offering). In connection with the Canadian Offering, the Company granted 600,000 warrants to purchase common stock at $1.07 per share. Net proceeds to the Company after commissions and other issuance costs were approximately $.88 per share or $1.3 million. The warrants were exercised in September and November of 1992.

     During fiscal 1993, the Company sold 700,000 shares of common stock at $.65 per share, which was the fair market value at the date of grant, to employees in exchange for promissory notes. Payment of the notes are due four years from the date of issuance or upon termination of employment, whichever is earlier, and are secured by the underlying common stock. The shares are subject to repurchase by the Company, at the Company's option, upon termination of employment for any reason. One quarter of the shares are released from this repurchase option on the first anniversary of the note issuance and 1/48th of the shares are released each month thereafter. As of March, 1996, no shares were subject to repurchase.

     On December 10, 1994, the Company acquired technology and marketing rights to certain software in exchange for 13,000 shares of the Company's common stock. The cost of the software acquired has been expensed in research and development expenses in the accompanying consolidated statements of operations in accordance with SFAS No. 86 since technological feasibility has not been established.

     In July of 1995, the Company completed a public offering in the United States of 2,875,000 shares of common stock (which included 500,000 shares sold by stockholders) at $15 per share, resulting in net proceeds to the Company of approximately $32.2 million after offering costs. The Company's shares trade on the Nasdaq National Market.

6. COMPENSATION CHARGE RELATED TO ESCROW SHARES

     As a condition of the public offering of shares of the Company's Common Stock on the Vancouver Stock Exchange in September 1992, 1,500,000 shares of the Company's outstanding Common Stock were required by the British Columbia Securities Commission (BCSC) to be placed in escrow. To satisfy this requirement, the founding stockholders of the Company agreed to place in escrow a portion of the shares held by them. The escrowed shares included 850,000 shares held by two outside directors and 650,000 shares contributed on a pro rata basis by three employees. These shares were eligible for release from escrow upon the earlier of the

                                 NOVADIGM, INC.

achievement by the Company of certain levels of positive cash flow, as defined by BCSC regulations, or the expiration of ten years. The cash flow requirements for release of the escrowed shares were met at March 31, 1995.

     In accordance with SEC positions on similar escrow share arrangements, the arrangement required by the BCSC was deemed to be compensatory for all shares contributed to the escrow. Accordingly, the Company has recorded a non-recurring, non-cash charge to earnings of $18.9 million in the quarter ended March 31, 1995, which represented the fair value of the shares at the time the positive cash flow requirements were met in March 1995.

7. STOCK OPTIONS AND STOCK PURCHASE PLAN

     Under the Company's 1992 Stock Option Plan (the Plan) options may be granted to employees and directors. Options granted under the Plan may be either incentive stock options or non-statutory stock options. Options are granted at no less than fair market value at the date of grant based upon the price per share of the Company's stock on the Nasdaq National Market. Option terms may not exceed five years and vesting is determined by the Board of Directors for each individual grant (generally 4 years). The Plan will continue in effect until June 9, 2002 unless terminated sooner.

     The following table summarizes the option activity (in thousands, except per share amounts):

                                                        AVAILABLE
                                                           FOR          OPTIONS                PRICE
                                                          GRANT       OUTSTANDING            PER SHARE
                                                        ---------     -----------     -----------------------
BALANCE AT MARCH 31, 1993.............................       466           625        $  .78 - $ 2.55
  Authorized..........................................       304            --        $          -
  Granted.............................................      (924)          924        $ 3.58 - $ 9.83
  Exercised...........................................        --           (70)       $  .93
  Canceled............................................       410          (410)       $ 3.93 - $ 9.83
                                                          ------         -----
BALANCE AT MARCH 31, 1994.............................       256         1,069        $  .78 - $ 5.01
  Authorized..........................................       805            --        $          -
  Granted.............................................      (627)          627        $ 3.57 - $11.50
  Exercised...........................................        --            (2)       $ 4.65
  Canceled............................................         8            (8)       $ 4.65 - $ 5.01
                                                          ------         -----
BALANCE AT MARCH 31, 1995.............................       442         1,686        $  .78 - $11.50
  Authorized..........................................     1,000            --
  Granted.............................................    (1,264)        1,264        $13.75 - $28.38
  Exercised...........................................        --          (183)       $ 2.42 - $12.75
  Canceled............................................       210          (210)       $  .96 - $10.50
                                                          ------         -----
BALANCE AT MARCH 31, 1996.............................       388         2,557        $  .96 - $28.38

     At March 31, 1996, 669,700 options are vested and 2,945,000 shares of common stock are reserved for future issuance under the Plan. The weighted average exercise price of options outstanding at March 31, 1996 is $10.04 per share.

     During fiscal 1994, the Company canceled 400,000 options with prices ranging from $6.26 to $9.83 that had been granted during 1994 and replaced them with 400,000 options at $5.01 each. The effect of this transaction is treated as a cancellation of the old options and the grant of new options in accordance with the provisions of the Plan.

                                 NOVADIGM, INC.

     On May 17, 1995 the Board of Directors adopted the Company's Employee Stock Purchase Plan (the "Purchase Plan"), which was approved by the stockholders at the Company's annual meeting on November 17, 1995. A total of 1,000,000 shares of Common Stock was reserved for issuance under the Purchase Plan. The purchase plan covers substantially all employees in the United States. The participants' purchase price is the lower of 85% of the closing price on the first trading day of the six-month trade period or the last trade day of the period. During 1996, approximately 17,000 shares were purchased under the purchase plan. At March 31, 1996, the Company has reserved approximately 983,000 shares for future issuance.

8. INCOME TAXES

     The Company accounts for income taxes pursuant to SFAS No. 109. This Statement provides for a liability approach to accounting for income taxes under which deferred income taxes are provided based upon enacted tax laws and rates applicable to the periods in which taxes become payable. The Company adopted the provisions of SFAS No. 109 in fiscal 1993 and the adoption had no impact on the Company's financial statements.

     The components of the provision for income taxes are as follows (in thousands):

                                                                     1994     1995     1996
                                                                     ----     ----     ----
    Current
      U.S. federal.................................................  $--      $--      $112
      State and local..............................................   --       --        48
                                                                     ---      ---      ----
              Total Current........................................   --       --       160
                                                                     ---      ---      ----
    Deferred
      U.S. federal.................................................   --       --        --
      State and local..............................................   --       --        --
                                                                     ---      ---      ----
              Total Deferred.......................................   --       --        --
                                                                     ---      ---      ----
    Foreign........................................................   --       --        --
    Provision for income taxes.....................................  $--      $--      $160
                                                                     ===      ===      ====

     The components of the net deferred tax asset at March 31, 1995 and 1996 are as follows (in thousands):

                                                                        1995        1996
                                                                       -------     -------
    Deferred tax assets:
      Net operating loss carryforwards...............................  $ 2,511     $   126
      Net capitalized start-up costs.................................      410         279
      Accrued liabilities............................................      138         378
      Other..........................................................      (47)        287
                                                                       -------     -------
              Total deferred tax assets..............................    3,012       1,069
    Valuation allowance..............................................   (3,012)     (1,069)
                                                                       -------     -------
              Net deferred tax asset.................................  $    --     $    --
                                                                       =======     =======

     As of March 31, 1996 the Company has net operating loss carryforwards for federal income tax reporting purposes of approximately $400,000. These carryforwards expire in various periods from 2007 to 2010. The Company's ability to utilize the net operating loss carryforwards in future years may be limited in some circumstances, including significant changes in ownership interests, due to certain provisions of the Internal Revenue Code of 1986.

                                 NOVADIGM, INC.

     The provision for income taxes for the year ended March 31, 1996 differs from the statutory U.S. federal income tax rate due to the following:

    Provision at U.S. statutory rate.............................................   35.0%
    State income taxes, net of federal benefit...................................    3.2%
    Other........................................................................    2.2%
    Change in valuation allowance................................................  (37.3)%
                                                                                     ---
                                                                                     3.1%
                                                                                     ===

9. MAJOR CUSTOMERS AND INTERNATIONAL SALES

     In fiscal 1995, the Company established a wholly-owned subsidiary in France that acts as a sales representative for the Company's operations in Europe. All license agreements are entered into between the parent company and its customers, and all license fees are paid directly to the parent company. United States operations include revenues and results of operations in the United States as well as export revenues from all customers recognized on a worldwide basis. The subsidiary's revenues consist primarily of commission payments from the parent company for services performed for the benefit of the parent company at a rate of 50% of European sales. Such payments are eliminated in the consolidated financial statements. Identifiable assets are those assets that can be directly associated with a particular geographic area and subsidiary.

     Geographic information for the fiscal years ended March 31, 1995 and March 31, 1996 are as follows. No similar information is applicable for fiscal year 1994 since there were no foreign operations in that year.

                                                           OPERATING INCOME          IDENTIFIABLE
                                       REVENUES                 (LOSS)                  ASSETS
                                  -------------------     -------------------     ------------------
                                   1995        1996        1995        1996        1995       1996
                                  -------     -------     -------     -------     ------     -------
United States...................  $ 9,328     $24,397     $(1,106)    $ 5,886     $6,602     $53,048
Europe..........................    1,144       1,691        (346)     (2,117)       297       2,026
Eliminations....................   (1,144)     (1,072)         --          --       (339)     (4,942)
                                     ----       -----        ----        ----       ----       -----
     Total Company..............  $ 9,328     $25,016     $(1,452)    $ 3,769     $6,560     $50,132
                                     ====       =====        ====        ====       ====       =====

     During 1994, three customers accounted for approximately 21.4%, 13.8% and 12.0% of the total revenues, respectively. During 1995, two different customers accounted for approximately 37.0% and 12.3% of total revenues, respectively. During 1996, two customer accounted for approximately 39.8% and 11.6%, respectively, of total revenues.

     Export sales, consisting of sales to customers in foreign countries, were 13.8%, 27.1% and 12.3% of total revenues in 1994, 1995 and 1996, respectively. Export sales to Canada were 13.8%, .9% and .1% of total revenues in 1994, 1995 and 1996, respectively. Export sales to Italy were 12.6% and 2.8% of total revenues in 1995 and 1996, respectively. There were no sales to Italy in 1994.

                                                                     SCHEDULE II

                                 NOVADIGM, INC.

                       VALUATION AND QUALIFYING ACCOUNTS
                                 (IN THOUSANDS)

                                                  BALANCE AT      ADDITIONS                     BALANCE
                                                 BEGINNING OF     CHARGED TO                    AT END
                CLASSIFICATION                      PERIOD        OPERATIONS     WRITEOFFS     OF PERIOD
- - -----------------------------------------------  ------------     ----------     ---------     ---------
Allowance for Doubtful Accounts
Year Ended:
  March 31, 1994...............................       --               --             --          --
  March 31, 1995...............................       --               --             --          --
  March 31, 1996...............................       --              344           (344)         --